Debt (Details) - Schedule of outstanding debt - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Outstanding Debt [Abstract]
Credit Mobilization Facility		$ 20,000	$ 12,000
First Insurance Funding Loan	$ 20,000	20,000	108
Principal amount of long-term debt		20,000	12,108
Less: deferred financing costs		(39)
Less: current maturities		(16,098)	$ (12,108)
Long-term debt, net of current maturities	$ 3,868	$ 3,863